Lease Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Profit or Loss of Lease Transactions as a Lessee
The following table presents profit or loss of lease transactions as a lessee for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026
	(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥6,352	¥6,277	¥5,509
Interest on lease liabilities	341	373	304
Operating lease cost	65,719	67,281	74,065

Information of Lease Transactions as a Lessee
The following table presents information of lease transactions as a lessee for the fiscal years ended March 31, 2025 and 2026:

	2025	2026
	(in millions, except years and percentages)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥372	¥305
Operating cash flows from operating leases	89,159	91,236
Financing cash flows from finance leases	9,240	8,349
Right-of-use assets obtained in exchange for new finance lease liabilities	4,657	12,115
Right-of-use assets obtained in exchange for new operating lease liabilities	40,608	74,817
Weighted-average remaining lease term:
Finance leases	3.5 years	3.6 years
Operating leases	6.8 years	6.5 years
Weighted-average discount rate:
Finance leases	1.26%	1.19%
Operating leases	1.93%	2.36%

Maturities of Lease Liabilities as a Leasee
Maturities of lease liabilities as of March 31, 2026 are as follows:

	Finance leases	Operating leases
	(in millions)
2027	¥8,672	¥91,812
2028	7,311	79,875
2029	5,087	59,388
2030	3,093	42,233
2031	1,981	32,294
2032 and thereafter	354	95,954
Total undiscounted cash flows	26,498	401,556
Difference between undiscounted and discounted cash flows	(410)	(31,191)
Amount on balance sheet	¥26,088	¥370,365

Profit or Loss of Lease Transactions as a Lessor
The following table presents profit or loss of lease transactions as a lessor for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥145,433	¥147,667	¥152,658
Operating leases:
Lease income	8,546	10,780	12,375
Total	¥153,979	¥158,447	¥165,033

Component of Direct Financing Lease Transactions
The following table presents the components of sales type and direct financing leases transactions as of March 31, 2025 and 2026:

	2025	2026
	(in millions)
Lease receivables (undiscounted)	¥2,202,205	¥2,440,023
Adjustments:
Discounted unguaranteed residual value	7,772	7,509
Initial direct cost on sales type and direct financing leases	32,822	29,949
Deferred selling profit	(366,108)	(380,677)
Net investment in sales type and direct financing leases	¥1,876,691	¥2,096,804

Maturity of the Lease Payment Receivables of Direct Financing Lease Transactions
The following table presents maturity of the lease receivables of sales type and direct financing lease transactions including a reconciliation of undiscounted cash flows to the lease receivables recognized on balance sheet, and the lease payments of operating lease transactions as of March 31, 2026:

	Lease receivables of sales type and direct financing lease	Lease payments of operating leases
	(in millions)
2027	¥672,206	¥14,386
2028	560,711	12,477
2029	462,607	10,879
2030	323,265	7,593
2031	227,376	6,359
2032 and thereafter	193,858	88,980
Total undiscounted cash flows	2,440,023	140,674
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(343,219)
Amount on balance sheet	¥2,096,804